FINANCIAL INSTRUMENTS (Details 9) - Revenue [Member] - HKD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Customer A [Member]
IfrsStatementLineItems [Line Items]
Concentration of credit risk percentage	61.00%	40.00%
Concentration of credit risk	$ 32,581	$ 13,288
Customer B [Member]
IfrsStatementLineItems [Line Items]
Concentration of credit risk percentage			67.00%
Concentration of credit risk			$ 25,500
Customer C [Member]
IfrsStatementLineItems [Line Items]
Concentration of credit risk percentage			19.00%
Concentration of credit risk			$ 7,096